Voya VACS Series SC Fund Investment Strategy - Voya VACS Series SC Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized credit securities. For purposes of this 80% policy, securitized credit securities means securities that are repaid by cashflows from pools of assets, including, without limitation, commercial mortgage-backed securities, asset-backed securities, residential mortgage-backed securities, and collateralized loan obligations (“CLOs”). The securitized credit securities in which the Fund invests may be fixed rate or adjustable rate securities. The Fund may also invest in other debt instruments, which include bonds and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund may invest in interest-only, principal-only, or inverse floating rate debt. The Fund may invest in mortgage dollar rolls and may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The Fund may invest in securities of any maturity or duration, and the securities may have fixed, floating, or variable rates. The Fund may invest without limit in securitized credit related instruments rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Below investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (e.g., rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. The Fund may invest in foreign (non-U.S.) securities, including securities of issuers located in emerging market countries, which may include non-U.S. dollar denominated foreign (non-U.S.) mortgage securities. The Fund may invest in derivative instruments including options, futures contracts, options on futures, fixed-income swap agreements, credit default swap agreements, and currency related derivatives, including currency forwards and currency swaps, subject to applicable law. The Fund typically uses derivatives to seek to reduce exposure or other risks such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). In evaluating investments for the Fund, the sub-adviser (the “Sub-Adviser”) takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.